Subsequent Events - Additional Information (Detail) - Mar. 18, 2024 - Subsequent Event [Member]	$ / shares	¥ / shares
Subsequent Event [Line Items]
Dividend , per share | (per share)	$ 0.237	¥ 1.71
Dividends Payable, date to be paid	May 07, 2024
Dividends Payable, date of record	Apr. 16, 2024